Benefit Plan - Pension Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Change in benefit obligation
Benefit obligation at beginning of year		$ 9,018
Oxford assumed benefit obligation			9,045
8 Interest cost Defined?Benefit?Plan?Interest?Cost 203		70	144
Interest cost	71	263	203
Actuarial (gain) loss			(350)
Benefits paid			(24)
Benefit obligation at end of year			9,018
Change in plan assets
Fair value of plan assets at beginning of year		7,521
Oxford assumed plan assets			6,523
Actual return on plan assets			1,012
Employer contributions		0	10
Benefit paid			(24)
Fair value of plan assets at end of year			$ 7,521